Significant Accounting Judgments, Estimates and Assumptions Continued	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgments, Estimates and Assumptions Continued
3	Significant Accounting Judgments, Estimates and Assumptions Continued

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Revenue from Contracts with Customers

BioNTech applied the following judgements that significantly affect the determination of the amount and timing of revenue from contracts with customers:

Identification and Determination of the Nature of Performance Obligations in Collaboration and License Agreements

BioNTech generates revenues from collaboration and license agreements under which BioNTech grants licenses to use, research, develop, manufacture and commercialize candidates and products. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. If these promises are not distinct, they have to be combined until the bundle of promised goods and services is distinct. For some agreements, this results in BioNTech accounting for all goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress.

For these combined performance obligations, it must be assessed which of these promises is the predominant promise to determine the nature of the performance obligation. BioNTech determined that the grant of the license is the predominant promise within the (combined) performance obligation to grant a license to the customers. It was assessed that BioNTech grants their customers a right to access or a right to use BioNTech’s intellectual property due to the collaboration and license agreements.

Consequently, the promise to grant a license is accounted for as a performance obligation satisfied over time as BioNTech’s customer simultaneously receive and consumes the benefits from BioNTech’s performance.

Estimation of Variable Consideration and Assessment of the Constraint when Determining the Deferred Revenue

BioNTech’s collaboration and license agreements comprise variable considerations which are contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining the deferred revenue of a collaboration and license agreement, BioNTech is required to estimate the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer.

As there are usually only two possible outcomes (i.e., milestone is reached or not), BioNTech has assessed that the method of the most likely amount is the best method to predict the amount of consideration to which BioNTech will be entitled.

The most likely amount of these milestone payments (i.e., the full milestone payment) is only included in the transaction price if the occurrence of reaching future milestone is highly probable. BioNTech has assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future.

BioNTech has concluded that future milestone payments are fully constrained at the end of the current fiscal year.

Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, a regulatory approval or achievement of a sales milestone.

For the carrying amounts of the revenue recognition-related contract balances, see Note 4.

Estimates and Assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Share-Based Payments

Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions.

This estimate also requires the determination of the most appropriate inputs to the valuation model when calculating the fair value of the share option.

The Group has used an external appraisal for the measurement of the cash- and equity-settled transactions’ fair value at the grant date considering certain assumption relating to, e.g., the volatility of stock price, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching a minimum hurdle to exercise the relevant options. For awards which were granted prior to the initial public offering, at a time where no quoted market prices existed, the valuation model assumptions included the option’s underlying share price. For awards which were granted post the initial public offering, the grant date’s share prices on the Nasdaq Global Select Market were included in the valuation.

For further disclosures relating to share-based payments, see Note 17.

Leases

Right-of-use assets are measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease.

Significant accounting judgments are required for the determination of the appropriate incremental borrowing rate, which is to be used in the calculation of the asset and liability that are recognized in the financial statements regarding the lease contracts.

For the carrying amounts of right-of-use assets and the related lease liability, see Note 19.

Taxes

Deferred tax assets are recognized for unused tax losses only to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.

The Group has tax losses carried forward and these losses relate to subsidiaries that have a history of losses. The subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets.

On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax losses carried forward.

For further disclosures relating to deferred taxes, see Note 8.